Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of assets held for sale

Non-current assets classified as held for sale are measured at the lower of carrying amount and market value less cost of sale.

For the year ended December 31,2021

Sale and leaseback (i)	147
Extra Hiper stores (ii)	403
550
(i)	Refers to the two properties as detailed in note 1.4.
(ii)	For the property, plant and equipment acquired from the 6 properties owned by GPA, the Company expects to complete the sale of these assets to a certain real estate fund (see notes 1.5 and 32.2). After the sale is completed, the Company will enter into a lease agreement with the real estate fund to operate the commercial points.